Related Party Transactions (Details)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Line Items]
Imputed interest rate percentage	3.375%
Lease term	1 year
Mr. Wai Yiu Yau [Member]
Related Party Transactions [Line Items]
Lease term	24 months